Schedule I Condensed Non-Consolidated Financial Information of Registrant - Basis of presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 271,000
Restricted Investments, Percent of Net Assets	53.00%
Teekay Parent
Condensed Financial Statements, Captions [Line Items]
Dividend Income, Operating	$ 121,253	$ 58,563	$ 62,100